Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000141380
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	4.48%		3.57%
Without Sales Load [Member] | C000141381
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%	4.31%		3.42%
Without Sales Load [Member] | C000177210
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%	4.74%	5.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.96%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%		4.29%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%		4.29%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	4.18%	4.75%